ORIX Corporation Shareholders' Equity (Information about Dividend Payments and Applicable Dividends) (Detail) - JPY (¥) ¥ / shares in Units, ¥ in Millions	6 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Dividends Payable [Line Items]
Resolution	The board of directors on May 20, 2021	The board of directors on May 21, 2020
Type of shares	Common stock	Common stock
Total dividends paid	¥ 52,438	¥ 51,493
Dividend per share	¥ 43.00	¥ 41.00
Date of record for dividend	Mar. 31, 2021	Mar. 31, 2020
Effective date for dividend	Jun. 07, 2021	Jun. 18, 2020
Dividend resource	Retained earnings	Retained earnings
Effective Date [Member]
Dividends Payable [Line Items]
Resolution	The board of directors on November 4, 2021	The board of directors on November 2, 2020
Type of shares	Common stock	Common stock
Total dividends paid	¥ 46,957	¥ 43,670
Dividend per share	¥ 39.00	¥ 35.00
Date of record for dividend	Sep. 30, 2021	Sep. 30, 2020
Effective date for dividend	Dec. 09, 2021	Dec. 09, 2020
Dividend resource	Retained earnings	Retained earnings